Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

30.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

30.1.  Remuneration of Key Management

Key management consists of the members of executive management.

For the period ended June 30, 2025, executive management consisted of the Chief Executive Officer (CEO), the Chief Financial Officer (CFO), the Chief Commercial Officer (CCO) and the Chief Technology Officer (CTO) of the Company. For the period ended June 30, 2025, the table below includes the remuneration package of all members of executive management.

For the period ended June 30, 2024, executive management consisted of the Chief Executive Officer (CEO), the Chief Financial Officer (CFO) and the Chief Technology Officer (CTO) of the Company. For the period ended June 30, 2024, the table below includes the remuneration package of all members of executive management.

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Short-term remuneration & compensation (1)	751	480	1,425	951
Post-employment benefits	14	6	35	11
Share based payment (2)	229	97	554	329
Total	994	583	2,014	1,291

(1) Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.

(2) Warrant expense under IFRS 2.

30.2.  Relationship and transactions with non-executive directors and holders of more than 3% of our share capital:

	For the six months ended		For the six months ended
	June 30, 2025		June 30, 2024
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	52	—	176	—
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024)	—	59	—	60
Kevin Rakin	—	32	—	32
Pierre Gianello	—	27	—	45
Jurgen Hambrecht	—	32	—	33
Rita Mills	—	39	—	35
Giny Kirby	—	25	—	33
Wildman Ventures LLC	—	38	—	52
Total	52	252	176	290
Amounts outstanding at period-end	—	110	—	110

	For the three months ended		For the three months ended
	June 30, 2025		June 30, 2024
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	—	—
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024)	—	31	—	29
Kevin Rakin	—	16	—	16
Pierre Gianello	—	13	—	28
Jurgen Hambrecht	—	16	—	18
Rita Mills	—	19	—	15
Giny Kirby	—	13	—	12
Wildman Ventures LLC	—	14	—	29
Total	—	122	—	147
Amounts outstanding at period-end	—	110	—	110

For the period ended June 30, 2025, our non-executive directors were: Robert Taub (until June 12, 2024), Robelga SRL (permanently represented by Robert Taub) (as from June 12, 2024), Jürgen Hambrecht, Kevin Rakin, Rita Johnson-Mills, Virigina Kirby, Wildman Ventures, LLC (permanently represented by Daniel Wildman) and Pierre Gianello.

The warrant expense under IFRS 2 related to the warrants that were granted to the non-executive directors amounted to €0.8 million for the period ended June 30, 2025, (€218,000 for the period ended June 30, 2024).

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated January 2023, related to the transfer of assets and related support for the setting up of a production line in the U.S. This statement scope of work led to a financial impact of €52,000 for the six months ended June 30, 2025 and impact of €176,000 for six months ended June 30, 2024 and was recognized as part of assets under construction.

On September 28, 2023, the Company announced a partnership with ResMed in Germany to increase OSA awareness and therapy penetration in the German market. The Company and ResMed Germany will establish a continuum of care that will educate and guide OSA patients in the German market from diagnosis through treatment. Together, the companies will work to accelerate patient identification and better support patient set-up on the appropriate therapy.

Effective October 1, 2024, the Company entered into a collaboration agreement with Man & Science SA to develop a miniaturized injectable neuromodulation device. The Company retains exclusive rights for its use in treating obstructive sleep apnea.

30.3.  Relationship and transactions with members of key management

For the period ended June 30, 2025, our key management consisted of the members of executive management: Olivier Taelman (CEO), John Landry (CFO), Scott Holstine (CCO) and Bruno Onkelinx (CTO).

For the period ended June 30, 2024, our key management consisted of the members of executive management: Olivier Taelman (CEO), Loic Moreau (CFO), and Bruno Onkelinx (CTO).

From September 1, 2021 until August 19, 2024, Olivier Taelman performed his function as CEO of the Company on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman. As from August 19, 2024, Olivier Taelman temporarily relocated to the U.S. Since then, he performs his function as CEO of the Company partially on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman and partially as an employee of Nyxoah Inc.

Loïc Moreau and Bruno Onkelinx are employees of Nyxoah SA. John Landry and Scott Holstine are employees of Nyxoah Inc.

Members of our key management were granted warrants during the period ended June 30, 2025 and June 30, 2024.